Commitment and Contingencies (Arbitral Award for the Taking of the Company's Venezuelan Operations) - Additional Information (Detail) - VENEZUELA - Compensatory Purposes [Member] $ in Millions	1 Months Ended		6 Months Ended	9 Months Ended
	Dec. 27, 2016 USD ($)	Mar. 13, 2015 USD ($)	Jun. 30, 2018 USD ($) Subsidiary	Dec. 31, 2017 USD ($)
Significant Purchase And Supply Commitment [Line Items]
"Number of subsidiaries awarded grant | Subsidiary"			2	2,000,000
Compensation awarded to the claimants	$ 36.4	$ 46.4	$ 56.9	$ 56.1
Litigation settlement reduction amount	$ 10.0
Litigation Settlement Interest Percentage Of Interest	4.50%
Litigation settlement accrual interest			$ 0.6
Net Interest Settlements
Significant Purchase And Supply Commitment [Line Items]
Compensation awarded to the claimants				$ 17.1
Legal And Other Settlements [Member]
Significant Purchase And Supply Commitment [Line Items]
Compensation awarded to the claimants	$ 2.5